Organization and Basis of Presentation (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Schedule of company's derivative liability activity
Balance	$ 188,128
Derivative liability - insufficient shares		85,960	85,960
Derivative liability - reclass into additional paid in capital due to sufficient shares			(85,960)
Initial measurement at issuance date of the notes		$ 182,701	389,697
Derivative liability reclass into additional paid in capital upon notes conversion	(23,825)		(182,701)
Change in fair value of derivative at period end	(59,857)		(18,868)
Balance	$ 104,446		$ 188,128